Supplemental information to the Consolidated Statement of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplemental Cash Flow Information [Abstract]
Transfers from loans to other assets for other real estate owned	$ 2	$ 2	$ 3
Change in assets of consolidated investment management funds	16	268	500
Change in liabilities of consolidated investment management funds	1	0	313
Change in nonredeemable noncontrolling interests of consolidated investment management funds	1	215	302
Securities purchased not settled	497	227	112
Securities sold not settled	0	187	587
Securities matured not settled	0	0	70
Available-for-sale securities transferred to trading assets	0	963	0
Held-to-maturity securities transferred to available-for-sale	0	1,087	74
Premises and equipment/capitalized software funded by finance lease obligations	14	26	347
Premises and equipment/operating lease obligations	1,754	0	0
Investment redemptions not settled	$ 20	$ 0	$ 0